FINANCING AND LOANS - Movements (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
FINANCING AND LOANS
Beginning of the year	R$ 45,620,428
Raising / Cost	5,367,977
Interest, Monetary and exchange variations incurred	4,076,161
Costs incurred and paid	(85,301)
Interest paid	(3,774,082)
Amortization of the Principal	(5,462,883)
Transfers	87,446
Classification held for sale	(707,954)
End of the year	45,121,791	R$ 45,620,428
Financing and Loans
FINANCING AND LOANS
Beginning of the year	45,620,428	46,398,260	R$ 39,539,125
Raising / Cost		4,908,543	7,175,665
Interest, Monetary and exchange variations incurred		1,631,354	10,080,262
Costs incurred and paid			(581,335)
Interest paid		(3,192,992)	(2,825,338)
Amortization of the Principal		(4,119,667)	(6,990,122)
Transfers		(5,070)	2
End of the year		45,620,428	46,398,260
Foreign Currency
FINANCING AND LOANS
Beginning of the year	12,096,793	15,285,517	11,879,220
Raising / Cost		169,670	179,372
Interest, Monetary and exchange variations incurred	880,264	(1,686,305)	6,492,147
Costs incurred and paid			(30,326)
Interest paid	(685,654)	(763,935)	(840,764)
Amortization of the Principal	(863,121)	(908,153)	(2,392,075)
Transfers			(2,057)
Classification held for sale	(11,009)
End of the year	11,412,330	12,096,793	15,285,517
BID
FINANCING AND LOANS
Beginning of the year		655,467	505,840
Interest, Monetary and exchange variations incurred			244,731
Interest paid			(14,781)
Amortization of the Principal			(80,323)
End of the year			655,467
Inter-American Development Bank (IADB)
FINANCING AND LOANS
Beginning of the year	461,386	655,467
Interest, Monetary and exchange variations incurred	14,168	(89,169)
Interest paid	(11,195)	(15,423)
Amortization of the Principal	(83,289)	(89,489)
End of the year	381,070	461,386	655,467
Corporacin Andino de Fomento (CAF)
FINANCING AND LOANS
Beginning of the year	834,550	1,563,208	1,831,686
Interest, Monetary and exchange variations incurred	34,871	(185,683)	706,607
Interest paid	(25,263)	(36,922)	(47,226)
Amortization of the Principal	(474,965)	(506,053)	(927,860)
End of the year	369,193	834,550	1,563,208
Kreditanstalt fur Wiederaufbau (KFW)
FINANCING AND LOANS
Beginning of the year	203,711	251,820	191,187
Interest, Monetary and exchange variations incurred	37,537	(42,195)	66,922
Interest paid	(6,167)	(5,913)	(6,290)
Amortization of the Principal	(4,938)
End of the year	230,144	203,711	251,820
Eximbank
FINANCING AND LOANS
Beginning of the year	92,353	178,794	171,586
Interest, Monetary and exchange variations incurred	3,540	(12,565)	76,236
Interest paid	(1,561)	(3,204)	(4,196)
Amortization of the Principal	(61,924)	(70,671)	(64,832)
End of the year	32,408	92,353	178,794
BNP Paribas
FINANCING AND LOANS
Beginning of the year	572,741	822,368	682,422
Interest, Monetary and exchange variations incurred	19,493	(120,778)	311,730
Interest paid	(11,795)	(11,042)	(10,394)
Amortization of the Principal	(115,356)	(117,807)	(161,390)
End of the year	465,084	572,741	822,368
Other
FINANCING AND LOANS
Beginning of the year	791,009	888,022	1,046,251
Raising / Cost		169,670	179,372
Interest, Monetary and exchange variations incurred	19,831	(125,836)	954,369
Costs incurred and paid			(30,326)
Interest paid	(16,420)	(16,713)	(101,917)
Amortization of the Principal	(122,649)	(124,132)	(1,157,670)
Transfers			(2,057)
End of the year	655,981	791,009	888,022
Expires 07/30/2019
FINANCING AND LOANS
Beginning of the year	3,368,646	4,019,639	2,745,481
Interest, Monetary and exchange variations incurred	301,087	(362,233)	1,520,654
Interest paid	(250,544)	(288,759)	(246,496)
End of the year	3,419,190	3,368,646	4,019,639
Expires 10/27/2021
FINANCING AND LOANS
Beginning of the year	5,771,097	6,904,344	4,703,503
Interest, Monetary and exchange variations incurred	449,300	(747,288)	2,610,305
Interest paid	(362,709)	(385,960)	(409,465)
End of the year	5,857,687	5,771,097	6,904,344
MORGAN
FINANCING AND LOANS
Beginning of the year	10,846
Interest, Monetary and exchange variations incurred	163
Classification held for sale	(11,009)
End of the year		10,846
LLOYDS
FINANCING AND LOANS
Beginning of the year	1,299
Interest, Monetary and exchange variations incurred	274
End of the year	1,573	1,299
CAJUBI - Foundation Prev. ITAIPU PY
FINANCING AND LOANS
Beginning of the year	1,299	1,856	1,263
Interest, Monetary and exchange variations incurred		(557)	593
End of the year		1,299	1,856
National Currency
FINANCING AND LOANS
Beginning of the year	33,523,635	31,112,743	27,659,905
Raising / Cost	5,367,977	4,738,873	6,996,293
Interest, Monetary and exchange variations incurred	3,195,897	3,317,659	3,588,115
Costs incurred and paid	(85,301)		(551,009)
Interest paid	(3,088,429)	(2,429,058)	(1,984,574)
Amortization of the Principal	(4,599,762)	(3,211,514)	(4,598,047)
Transfers	87,446	(5,070)	2,059
Classification held for sale	(696,945)
End of the year	33,709,461	33,523,635	31,112,743
Global Reversion Reserve (RGR)
FINANCING AND LOANS
Beginning of the year	6,647,840	6,439,373	7,421,796
Raising / Cost	2,080,931	1,007,112	800,654
Interest, Monetary and exchange variations incurred	625,933	220,421	360,808
Interest paid	(185,152)	(138,869)	185,152
Amortization of the Principal	(1,098,083)	(880,198)	(2,329,038)
Classification held for sale	(651,446)
End of the year	7,420,021	6,647,840	6,439,373
BNDES
FINANCING AND LOANS
Beginning of the year	10,647,233	10,414,452	7,617,942
Raising / Cost	1,229,527	763,893	1,184,770
Interest, Monetary and exchange variations incurred	774,014	909,748	1,315,183
Costs incurred and paid	(41,346)
Interest paid	(1,131,942)	(521,381)	(378,723)
Amortization of the Principal	(1,189,144)	(1,263,755)	(846,861)
Transfers	78,331	344,276	1,522,141
End of the year	8,735,480	10,647,233	10,414,452
Banco do Brasil
FINANCING AND LOANS
Beginning of the year	3,108,658	3,606,128	5,308,481
Raising / Cost	85,000		763,068
Interest, Monetary and exchange variations incurred	628,275	928,556	900,238
Costs incurred and paid			(3,503)
Interest paid	(670,817)	(882,116)	(884,031)
Amortization of the Principal	(801,929)	(443,066)	(207,373)
Transfers		(100,843)	(2,270,751)
End of the year	5,184,096	3,108,658	3,606,128
Banco do Nordeste do Brasil
FINANCING AND LOANS
Beginning of the year	215,837	264,992	314,190
Interest, Monetary and exchange variations incurred	14,672	18,168	21,641
Interest paid	(13,677)	(4,837)	(21,476)
Amortization of the Principal	(45,759)	(62,486)	(49,361)
Transfers			(2)
End of the year	171,073	215,837	264,992
BRDE
FINANCING AND LOANS
Beginning of the year	176,331	39,098	45,733
Raising / Cost	124,902	146,961
Interest, Monetary and exchange variations incurred	17,590	17,616	8,691
Costs incurred and paid	(18,935)
Interest paid	(138,935)	(10,468)	(4,277)
Amortization of the Principal	(21,021)	(16,877)	(11,051)
Transfers	9,115	1	2
End of the year	153,542	176,331	39,098
Caixa Economica Federal
FINANCING AND LOANS
Beginning of the year	10,432,242	8,500,730	5,080,211
Raising / Cost	857,999	2,208,000	3,018,404
Interest, Monetary and exchange variations incurred	954,561	1,033,036	844,747
Interest paid	(763,449)	(801,655)	(670,695)
Amortization of the Principal	(911,853)	(264,434)	(1,130,461)
Transfers		(243,435)	1,358,525
Classification held for sale	(45,499)
End of the year	9,320,284	10,432,242	8,500,730
Santander
FINANCING AND LOANS
Raising / Cost	150,000
Interest, Monetary and exchange variations incurred	9,324
Interest paid	(9,215)
End of the year	150,109
Banco da Amaznia
FINANCING AND LOANS
Beginning of the year	647,784	658,033	473,982
Raising / Cost		10,020
Interest, Monetary and exchange variations incurred	43,346	49,703	53,978
Interest paid	(48,626)	(47,873)	(44,741)
Amortization of the Principal	(76,469)	(17,030)	(16,072)
Transfers		(5,069)	190,886
End of the year	566,038	647,784	658,033
FINEP
FINANCING AND LOANS
Beginning of the year	161,362	163,880	851,328
Interest, Monetary and exchange variations incurred	7,049	8,050	7,078
Interest paid	(6,138)	(6,689)	(6,705)
Amortization of the Principal	(23,367)	(3,879)	(3,621)
Transfers			(684,200)
End of the year	138,906	161,362	163,880
Banco ABC - 30MM
FINANCING AND LOANS
Beginning of the year	30,040
Raising / Cost		30,000
Interest, Monetary and exchange variations incurred	3,896	290
Interest paid	(3,904)	(250)
End of the year	30,032	30,040
BBM
FINANCING AND LOANS
Raising / Cost	100,000
Interest, Monetary and exchange variations incurred	5,736
Interest paid	(5,663)
End of the year	100,073
IBM
FINANCING AND LOANS
Beginning of the year	2,246
End of the year	2,246	2,246
Other Financial Institutions
FINANCING AND LOANS
Beginning of the year	1,456,307	1,026,057	546,243
Raising / Cost		572,887	1,229,397
Interest, Monetary and exchange variations incurred		132,071	75,751
Costs incurred and paid			(547,506)
Interest paid		(14,920)	(159,078)
Amortization of the Principal		(259,789)	(4,209)
Transfers			(114,542)
End of the year		1,456,307	1,026,057
Promissory Notes
FINANCING AND LOANS
Beginning of the year	285,310
Raising / Cost	690,000
Interest, Monetary and exchange variations incurred	4,441
Costs incurred and paid	(25,020)
Interest paid	(39,751)
Amortization of the Principal	(250,000)
End of the year	664,980	285,310
FIDC
FINANCING AND LOANS
Interest, Monetary and exchange variations incurred	72,580
Interest paid	(71,159)
End of the year	1,421
Credit Assignment - Santander
FINANCING AND LOANS
Beginning of the year	531,933	649,030
Raising / Cost	19,304		750,000
Interest, Monetary and exchange variations incurred			57,201
Interest paid			(158,171)
Amortization of the Principal	(182,137)
End of the year	369,100	531,933	649,030
State Grid
FINANCING AND LOANS
Beginning of the year	637,266	278,599
Raising / Cost	30,314		271,656
Interest, Monetary and exchange variations incurred	34,480		6,943
End of the year	R$ 702,060	637,266	278,599
Other
FINANCING AND LOANS
Beginning of the year		R$ 100,600	550,806
Raising / Cost			207,741
Interest, Monetary and exchange variations incurred			11,607
Costs incurred and paid			(547,506)
Interest paid			(907)
Amortization of the Principal			(4,209)
Transfers			(116,933)
End of the year			R$ 100,600